Inventory - Summary of Inventory (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Inventory Disclosure [Abstract]
Finished goods		¥ 1,298,811		¥ 943,945	¥ 328,443
Raw materials		631,199		387,524	125,673
Work-in-process		3,170		11,556
Total	$ 295,061	¥ 1,933,180	$ 204,986	¥ 1,343,025	¥ 454,116